Earnings Per Share- Disclosure of Basic Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [Line Items]
Profit attributable to owners of the Company	¥ 886,865	¥ 8,699,369	¥ 16,804,380
Weighted average number of ordinary shares in issue	1,146,175	1,145,050	1,181,850
Ordinary shares [member]
Earnings per share [Line Items]
Basic earnings (in RMB)	¥ 0.77	¥ 7.6	¥ 14.22
American depositary shares [member]
Earnings per share [Line Items]
Basic earnings (in RMB)	¥ 1.54	¥ 15.2	¥ 28.44